ACQUISITIONS (Details 8) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Aug. 01, 2014 USD ($) $ / shares shares	Jul. 01, 2014 USD ($)	Jun. 30, 2014 USD ($)	May. 31, 2014 USD ($)	Jan. 31, 2014 USD ($) shareholder	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Net tangible assets:
Goodwill						$ 72,101	$ 41,412
Shanghai Huajian Management
Acquisitions
Percentage of equity interest acquired					33.00%
Aggregate price					$ 6,376
Shanghai Huajian Management
Acquisitions
Percentage of equity interest acquired		67.00%
Number of shareholders with remaining interest | shareholder					2
Existing interest (as a percentage)		33.00%
Fair value remeasured for existing interest		$ 7,661
Fair value remeasurement gain						883
Net tangible assets:
Current assets		4,738
Non-current assets		5,673
Current liabilities		(5,413)
Total		4,998
Goodwill		14,032
Deferred tax liability		(3,108)
Total		22,731
Total consideration		27,729
Net revenue						10,772
Net loss						$ 676
Shanghai Huajian Management | Remaining shareholder one
Acquisitions
Percentage of equity interest acquired				37.00%
Cash consideration				$ 7,484
Shanghai Huajian Management | Remaining shareholder two
Acquisitions
Percentage of equity interest acquired			30.00%
Cash consideration			$ 5,382
Shanghai Huajian Management | Former shareholder | Options
Acquisitions
Number of options granted | shares	300,000
Fair value of the options granted	$ 7,202
Shanghai Huajian Management | Former shareholder | Options | Class A common shares
Acquisitions
Exercise price for the option (USD per share) | $ / shares	$ 16.18
Shanghai Huajian Management | Former shareholder | Options | ADS
Acquisitions
Exercise price for the option (USD per share) | $ / shares	$ 8.09
Shanghai Huajian Management | Trade-name
Net tangible assets:
Intangible assets acquired		4,371
Shanghai Huajian Management | Customer relationship
Net tangible assets:
Intangible assets acquired		$ 7,339
Estimated useful lives		5 years 6 months
Shanghai Huajian Management | Operating license
Net tangible assets:
Intangible assets acquired		$ 97
Estimated useful lives		3 years